Annual Operating Expenses - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2025 Fund - Fidelity Advisor Managed Retirement 2025 Fund - Class Z6
	Sep. 29, 2023
Operating Expenses:
Management fee	0.27%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.27%

[1]	AAdjusted to reflect current fees.